INVENTORIES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
INVENTORIES	NOTE 5 - INVENTORIES :
	December 31,	December 31,
	2023	2022

Raw materials	$36	$38
Smart cart parts	214	337
Inventories	$250	$375